Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments and Risk Management
Schedule of contractual outflows of financial liabilities

	December 31, 2020
	(USD in thousands)
	Carrying	Contractual
	amount	cash flows	<1 year	1 – 5 years	>5 years	Total
Lease liabilities	$20	$20	$20	$—	$—	$20
Trade payables	2,646	2,646	2,646	—	—	2,646
Other payables	180	180	180	—	—	180
Total	$2,846	$2,846	$2,846	$—	$—	$2,846

	December 31, 2019
	(USD in thousands)
	Carrying	Contractual
	amount	cash flows	<1 year	1 – 5 years	>5 years	Total
Lease liabilities	$36	$55	$55	$—	$—	$55
Trade payables	646	646	646	—	—	646
Other payables	177	177	177	—	—	177
Total	$859	$878	$878	$—	$—	$878